Other Financial Liabilities - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CLP ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 CLP ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 CLP ($)	Dec. 31, 2022 USD ($)
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities	$ 2,170,328		$ 2,382,396	[1]		$ 2,171,325	[1]
Secured liabilities		$ 0			$ 0			$ 0
Non-current payables to related parties	861,531		1,019,514	[1]		1,179,760	[1]
Reserve for Cash Flow Hedges
Disclosure Of Financial Liabilities [Line Items]
Reserve of cash flow hedges			552,615			(389,604)			$ (366,510)
Banco Santander
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities	137,681		163,308			223,600
Lines of credit
Disclosure Of Financial Liabilities [Line Items]
Unconditional long-term credit lines available	690,000		690,000			540,000
Non-current payables to related parties	340,000		340,000			490,000
Non current payables to third parties	350,000		350,000			50,000
Cash flow hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings	0		0			1,294,000
Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current unsecured liabilities	1,589,519		1,592,018			2,067,396
Bank Loans [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings	$ 921,001		$ 906,146			$ 775,549

[1]	See Note 3.